Document and Entity Information	12 Months Ended
Mar. 31, 2016 shares
Document Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Trading Symbol	NMR
Entity Central Index Key	0001163653
Current Fiscal Year End Date	--03-31
Entity Well Known Seasoned Issuer	Yes
Entity Registrant Name	NOMURA HOLDINGS INC
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	3,608,391,999